PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
PROPERTY AND EQUIPMENT
Schedule of Property and equipment
	December 31, 2021	June 30, 2021
Computer equipment	$746,000	$697,000
Website design	6,000	6,000
Office machine & equipment	96,000	97,000
Furniture & fixtures	467,000	438,000
Leasehold improvements	138,000	135,000
Tenant incentives	145,000	145,000
	1,598,000	1,518,000
Accumulated depreciation	(1,224,000)	(1,175,000)
Net book value	$374,000	$343,000

	2021	2020
Computer equipment	$697,000	$620,000
Website design	6,000	6,000
Office machine & equipment	97,000	89,000
Furniture & fixtures	438,000	429,000
Leasehold improvements	135,000	173,000
Tenant incentives	145,000	145,000
	1,518,000	1,462,000
Accumulated depreciation	(1,175,000)	(1,118,000)
Net book value	$343,000	$344,000